CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
SCHEDULE OF CONDENSED FINANCIAL INFORMATION

The following is the parent company balance sheets:

	As of December 31,
	2024	2023
	USD	USD
	(Unaudited)	(Unaudited)
ASSETS
NON-CURRENT ASSETS
Investment in subsidiaries	$12,638,066	$16,402,393
TOTAL ASSETS	$12,638,066	$16,402,393

LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES	$—	$—

SHAREHOLDERS’ EQUITY
Preferred shares, par value $0.0001 per share; 50,000,000 shares authorized; none issued and outstanding	—	—
Ordinary shares, par value $0.0001 per share; 450,000,000 shares authorized; 18,060,000 shares issued and outstanding	1,806	1,806
Additional paid-in capital	19,586,674	19,586,674
Accumulated deficit	(6,615,820)	(2,925,533)
Accumulated other comprehensive loss	(334,594)	(260,554)
TOTAL SHAREHOLDERS’ EQUITY	12,638,066	16,402,393

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$12,638,066	$16,402,393

The following is the parent company statements of operations and comprehensive loss:

	For the Years Ended
	December 31,
	2024	2023	2022
	USD	USD	USD

EQUITY LOSS	$(2,076,775)	$(1,658,203)	$(1,538,363)

NET LOSS	$(2,076,775)	$(1,658,203)	$(1,538,363)

COMPREHENSIVE LOSS
Net loss	$(2,076,775)	$(1,658,203)	$(1,538,363)
Foreign currency translation adjustments	(74,040)	(214,916)	(420,941)

COMPREHENSIVE LOSS	$(2,150,815)	$(1,873,119)	$(1,959,304)